CAPITAL STOCK - Common Stock Shares Reserved for Issuance under Various Employee and Director Stock Plans (Detail) - shares	Jan. 03, 2015	Dec. 28, 2013
Defined Benefit Plan Disclosure [Line Items]
Common stock shares reserved for issuance	12,450,629	15,557,710
Employee stock purchase plan
Defined Benefit Plan Disclosure [Line Items]
Common stock shares reserved for issuance	2,286,365	2,414,509
Other stock-based compensation plans
Defined Benefit Plan Disclosure [Line Items]
Common stock shares reserved for issuance	10,164,264	13,143,201